Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2)    Summary of Significant Accounting Policies

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenue and expenses during the reporting periods. Such estimates include the adequacy of accounts receivable reserves, return reserves, inventory reserves, assessment of long-lived assets, including intangible asset impairment, and the valuation of the derivative liability, among others. Actual results could differ from these estimates and changes in these estimates are recorded when known.

Risks and Uncertainties

The Company is subject to risks common to companies in the pharmaceutical industry including, but not limited to, uncertainties related to commercialization of competitor products, regulatory approvals, dependence on key products, dependence on key customers and suppliers, and protection of intellectual property rights.

Concentration of Credit Risk

Financial instruments that subject the Company to concentrations of credit risk includes cash. The Company maintains cash on deposit at U.S.-based banks in amounts which, at times, may be in excess of insured limits of $250,000.

Segment Reporting

Operating segments are components of a Company for which separate financial information is available and evaluated regularly by the chief operating decision maker in assessing performance and deciding how to allocate resources. The Company’s two segments, Prescription Medications and Medical Devices, focus on the treatment of ED. The Prescription Medications segment consists primarily of operations related to Stendra®, which is sold generally in the United States. The Medical Devices segment consists primarily of operations related to vacuum erection devices, which are sold domestically and internationally. See Note 15 Segment Information.

Revenue Recognition

Prescription Medication Sales

The Company’s prescription medication sales consist of sales of Stendra® in the U.S. for the treatment of ED. Under Accounting Standards Codification (“ASC”) Topic 606, Revenue Recognition (“Topic 606”), the Company recognizes revenue from prescription medication sales when its performance obligations with a customer have been satisfied. In the contracts with its customers, the Company has identified a single performance obligation to provide Stendra® upon receipt of a customer order. The performance obligation is satisfied at a point in time when the Company’s customers obtain control of Stendra®, which is typically upon delivery. The Company invoices its customers after Stendra® has been delivered and invoice payments are generally due within 30 to 75 days of invoice date.

In determining the transaction price, a significant financing component does not exist since the timing from when the Company delivers Stendra® to when the customers pay for the product is typically less than one year. The Company records prescription medication sales net of any variable consideration, including but not limited to discounts, rebates, returns, chargebacks, and distribution service fees (“DSA”). The Company uses the expected value method when estimating its variable consideration, unless terms are specified within contracts. The identified variable consideration is recorded as a reduction of revenue at the time revenues from sales of Stendra® are recognized. The Company recognizes revenue to the extent that it is probable that a significant revenue reversal will not occur in a future period. These estimates may differ from actual consideration received. The Company evaluates these estimates each reporting period to reflect known changes.

As of September 30, 2024, and December 31, 2023, the reserves for sales deductions were $5.5 million and $4.7 million, respectively. The most significant sales deductions included in this reserve relate to returns, contract rebates, and DSA fees. The Company’s estimates are based on factors such as direct and indirect customers’ buying patterns and the estimated resulting contractual deduction rates, historical experience, specific known market events and estimated future trends, current contractual and statutory requirements, industry data, estimated customer inventory levels, current contract sales terms with the Company’s direct and indirect customers, and other competitive factors. Significant judgment and estimation are required in developing the foregoing and other relevant assumptions. The most significant sales deductions are further described below.

Product Returns

Consistent with industry practice, the Company maintains a return policy that generally allows its customers to return Stendra® and receive credit for product within six months prior to expiration date and up to one year after expiration date. The provision for returns is based upon the Company’s estimates for future Stendra® returns and historical experience. The provision of returns is part of the variable consideration recorded at the time revenue is recognized. As of September 30, 2024, and December 31, 2023, the reserves for product returns were $5.3 million and $4.2 million, respectively, and are included as a component of accrued expenses. During the nine months ended September 30, 2024, and 2023, the Company recorded $1.2 million and $1.3 million, respectively, of returns as a reduction of gross revenue. During the three months ended September 30, 2024, and 2023, the Company recorded $0.4 million and $0.5 million, respectively, of returns as a reduction of gross revenue.

Contract Rebates, Coupon Redemptions and DSA Fees

The Company establishes contracts with wholesalers, chain stores, and indirect customers that provide for rebates, sales incentives, DSA fees and other allowances. Some customers receive rebates upon attaining established sales volumes. Direct rebates are generally rebates paid to direct purchasing customers based on a percentage applied to a direct customer’s purchases from us, including fees paid to wholesalers under the Company’s DSAs, as described below. Indirect rebates are rebates paid to indirect customers that have purchased the Company’s products from a wholesaler under a contract with us.

The Company has entered into DSAs with certain significant wholesaler customers that obligate the wholesalers, in exchange for fees paid by us, to: (i) manage the variability of their purchases and inventory levels within specified limits based on product demand and (ii) provide us with specific services, including the provision of periodic retail demand information and current inventory levels for the Company’s pharmaceutical products held at their warehouse locations. See Note 3 Accounts Receivable, net for further discussion of these reserves.

Medical Device Sales

The Company’s medical device sales consist of domestic and international sales of men’s health products for the treatment of ED. The men’s health products do not require a prescription and include vacuum erection devices, PreBoost, VenoSeal, penile injections (Rx), and urinary tract infection tests. Under Topic 606, the Company recognizes revenue from medical device sales when its performance obligations with its customers have been satisfied. In the contracts with its customers, the Company has identified a single performance obligation to provide medical devices upon receipt of a customer order. The performance obligation is satisfied at a point in time when the Company’s customers obtain control of the medical device, which is typically upon shipment. The Company invoices its customers after the medical devices have been shipped and invoice payments are generally due within 30 days of invoice date for domestic customers and 90 days for international customers.

In determining the transaction price, a significant financing component does not exist since the timing from when the Company delivers the medical devices to when the customers pay for the product is typically less than one year. The Company records medical device sales net of any variable consideration, including but not limited to returns. The Company uses the expected value method when estimating its variable consideration. The identified variable consideration is recorded as a reduction of revenue at the time revenues from the medical device sales are recognized. The Company recognizes revenue to the extent that it is probable that a significant revenue reversal will not occur in a future period. These estimates may differ from actual consideration received. The Company evaluates these estimates each reporting period to reflect known changes.

Product Returns

Consistent with industry practice, the Company maintains a return policy that generally allows its customers to return medical devices and receive credit for products within 90 days of the sale. The provision for returns is based upon the Company’s estimates for future product returns and historical experience. The Company has not made significant changes to the judgments made in applying Topic 606. As of September 30, 2024, and December 31, 2023, the reserves for product returns for medical devices were not significant.

Contract Costs

In relation to customer contracts, the Company incurs costs to fulfill a contract but does not incur costs to obtain a contract. These costs to fulfill a contract do not meet the criteria for capitalization and are expensed as incurred. As such, the Company did not have any contract assets at September 30, 2024, and December 31, 2023.

Contract Liabilities

Under Accounting Standards Codification Topic 606, Revenue Recognition, the Company recognizes revenue when its performance obligations with a customer has been satisfied. In the event it has not been satisfied, the Company records deferred revenue as a liability on the balance sheet. As of September 30, 2024, and December 31, 2023, deferred revenue was $0.1 million and $0.1 million, respectively.

Fair Value of Financial Instruments

Certain assets and liabilities are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market.

Level 3 – Unobservable inputs which are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

Financial instruments recognized at historical amounts in the consolidated balance sheets consist of cash, accounts receivable, other current assets, accounts payable, accrued expenses, and other current liabilities. The Company believes that the carrying values of cash, accounts receivable, other current assets, accounts payable, accrued expenses, note payable, and other current liabilities approximate their fair values due to the short-term nature of these instruments.

In connection with the Private Placement (as defined herein), the Company incurred liabilities related to derivatives arising from embedded features that were not clearly and closely related to the host instruments. The Company estimated the fair value of derivative liability utilizing Monte Carlo Simulation approach. These fair value measurements are based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value hierarchy. See Notes 16 and 17.

Intangible Assets

The Company accounts for recognized intangible assets at cost. Intangible assets with finite useful lives are amortized over the useful life that the assets are expected to contribute directly or indirectly to future cash flows. Intangible assets are amortized using an accelerated method based on the pattern in which the economic benefits of the assets are consumed. The Company reviews the carrying value and useful lives of its intangible assets with definite lives whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable or the period over which they should be amortized has changed. When indicators of impairment exist, the Company determines whether the estimated undiscounted sum of the future cash flows of such assets is less than their carrying amounts. If less, an impairment loss is recognized in the amount, if any, by which the carrying amount of such assets exceeds their respective fair values. The Company evaluates the remaining useful life of each intangible asset that is being amortized during each reporting period to determine whether events and circumstances warrant a revision to the remaining period of amortization. If the estimate of the intangible asset’s remaining useful life has changed, the remaining carrying amount of the intangible asset is amortized prospectively over that revised remaining useful life.

The Company’s prepared projections including the undiscounted cash flows of the remaining estimated useful lives through December 2031 for the medical device products. Management continued to analyze the Company’s intangible assets during 2024. Management noted that the Company’s financial results were consistent with previous projections. Based on its analysis, Management concluded that there were no triggering events noted that would indicate a potential impairment for long-lived assets for any of the two asset groups, Metuchen Pharmaceuticals and TIMM/PTV.

Derivative Financial Instruments

The Company evaluates all its financial instruments to determine if such instruments contain features that qualify as embedded derivatives per ASC 815, Derivatives and Hedging (“ASC 815”). Embedded derivatives must be separately measured from the host contract if all the requirements for bifurcation are met. The assessment of the conditions surrounding the bifurcation of embedded derivatives depends on the nature of the host contract. Bifurcated embedded derivatives are recognized at fair value, with changes in fair value recognized in the statement of operations each period. Bifurcated embedded derivatives are classified with the related host contract in the Company’s balance sheet.

Preferred Stock

The Company records shares of convertible preferred stock at their respective fair values on the dates of issuance, net of issuance costs. The Company concluded that the Series A Preferred Stock is more akin to a debt-type instrument than an equity-type instrument, therefore certain conversion features associated with the convertible preferred stock were deemed to not be clearly and closely related to the host instrument and were bifurcated as a derivative under ASC 815. The Company has applied the guidance in ASC 480-10-S99-3A, SEC Staff Announcement: Classification and Measurement of Redeemable Securities and has therefore classified the Series A convertible preferred stock as mezzanine equity as it redeemable in monthly installments. The Company adjusts the carrying values of the convertible preferred stock by accreting the discount and accruing dividends to the state the convertible preferred stock at redemption value each reporting period.

Recent Accounting Pronouncements

Accounting Pronouncements Not Yet Adopted

In November 2023, the Financial Accounting Standards Board (FASB) issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires an enhanced disclosure of significant segment expenses on an annual and interim basis. This guidance will be effective for the annual periods beginning the year ended December 31, 2024, and for interim periods beginning January 1, 2025. Early adoption is permitted. Upon adoption, the guidance should be applied retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating segment disclosures related to its annual report for fiscal year 2024.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which improves the transparency of income tax disclosures by requiring consistent categories and greater disaggregation of information in the effective tax rate reconciliation and income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. This guidance will be effective for the annual periods beginning the year ended December 31, 2025. Early adoption is permitted. Upon adoption, the guidance can be applied prospectively or retrospectively. The Company is currently evaluating income tax disclosures related to its annual report for fiscal year 2025.

In November 2024, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires disclosure in the notes to the financial statements of specified information about certain costs and expenses. The amendments are effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments should be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to any or all prior periods presented in the financial statements. The Company is currently evaluating the new guidance to determine the impact it may have on its consolidated financial statements and related disclosures.

2)    Summary of Significant Accounting Policies

Use of Estimates

The preparation of Consolidated Financial Statements in conformity with generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the Consolidated Financial Statements and reported amounts of revenue and expenses during the reporting periods. Such estimates include the adequacy of accounts receivable reserves, return reserves, inventory reserves, assessment of long-lived assets, including intangible asset impairment, and the valuation of the warrant liability and derivative liability, among others. Actual results could differ from these estimates and changes in these estimates are recorded when known.

Risks and Uncertainties

The Company is subject to risks common to companies in the pharmaceutical industry including, but not limited to, uncertainties related to commercialization of competitor products, regulatory approvals, dependence on key products, dependence on key customers and suppliers, and protection of intellectual property rights.

In January 2022, the Company sub-leased its Manalapan, New Jersey office and all administrative employees are working remotely for the foreseeable future. The Company has fully resumed in-person interactions by its customer-facing personnel in compliance with any local and state restrictions. The Company also continues to engage with customers virtually as the Company seeks to continue to support healthcare professionals and patient care. Since the beginning of the COVID-19 pandemic, we have experienced a shift from in-person sales to online, telehealth-based sales. These online sales generally have lower gross margins than in-person sales, which has impacted our net revenues.

Concentration of Credit Risk

Financial instruments that subject the Company to concentrations of credit risk includes cash. The Company maintains cash on deposit at U.S.-based banks in amounts which, at times, may be in excess of insured limits of $250,000.

Segment Reporting

Operating segments are components of a Company for which separate financial information is available and evaluated regularly by the chief operating decision maker in assessing performance and deciding how to allocate resources. The Company’s two segments, Prescription Medications and Medical Devices, focus on the treatment of male erectile dysfunction. The Prescription Medications segment consists primarily of operations related to Stendra®, which is sold generally in the United States. The Medical Devices segment consists primarily of operations related to vacuum erection devices, which are sold domestically and internationally. See Note 18 Segment Reporting.

Revenue Recognition

Prescription Medication Sales

The Company’s prescription medication sales consist of sales of Stendra® in the U.S. for the treatment of male erectile dysfunction. Under Accounting Standards Codification (“ASC”) Topic 606, Revenue Recognition (“Topic 606”), the Company recognizes revenue from prescription medication sales when its performance obligations with a customer have been satisfied. In the contracts with its customers, the Company has identified a single performance obligation to provide Stendra® upon receipt of a customer order. The performance obligation is satisfied at a point in time when the Company’s customers obtain control of Stendra®, which is typically upon delivery. The Company invoices its customers after Stendra® has been delivered and invoice payments are generally due within 30 to 75 days of invoice date.

In determining the transaction price, a significant financing component does not exist since the timing from when the Company delivers Stendra® to when the customers pay for the product is typically less than one year. The Company records prescription medication sales net of any variable consideration, including but not limited to discounts, rebates, returns, chargebacks, and distribution service fees (“DSA”). The Company uses the expected value method when estimating its variable consideration, unless terms are specified within contracts. The identified variable consideration is recorded as a reduction of revenue at the time revenues from sales of Stendra® are recognized. The Company recognizes revenue to the extent that it is probable that a significant revenue reversal will not occur in a future period. These estimates may differ from actual consideration received. The Company evaluates these estimates each reporting period to reflect known changes.

As of December 31, 2023, and 2022, the reserves for sales deductions were $4.7 million and $3.0 million, respectively. The most significant sales deductions included in this reserve relate to returns, contract rebates, and DSA fees. Our estimates are based on factors such as our direct and indirect customers’ buying patterns and the estimated resulting contractual deduction rates, historical experience, specific known market events and estimated future trends, current contractual and statutory requirements, industry data, estimated customer inventory levels, current contract sales terms with our direct and indirect customers, and other competitive factors. Significant judgment and estimation is required in developing the foregoing and other relevant assumptions. The most significant sales deductions are further described below.

Product Returns

Consistent with industry practice, the Company maintains a return policy that generally allows its customers to return Stendra® and receive credit for product within six months prior to expiration date and up to one year after expiration date. The provision for returns is based upon the Company’s estimates for future Stendra® returns and historical experience. The provision of returns is part of the variable consideration recorded at the time revenue is recognized. As of December 31, 2023, and 2022, the reserves for product returns were $4.2 million and $2.3 million, respectively, and are included as a component of accrued expenses. During the years ended December 31, 2023, and December 2022, respectively, the Company recorded $3.4 million and $9.4 million of returns as a reduction of gross revenue.

Contract Rebates, Coupon Redemptions and DSA Fees

The Company establishes contracts with wholesalers, chain stores, and indirect customers that provide for rebates, sales incentives, DSA fees and other allowances. Some customers receive rebates upon attaining established sales volumes. Direct rebates are generally rebates paid to direct purchasing customers based on a percentage applied to a direct customer’s purchases from us, including fees paid to wholesalers under our DSAs, as described below. Indirect rebates are rebates paid to indirect customers that have purchased our products from a wholesaler under a contract with us.

The Company has entered into DSAs with certain of our significant wholesaler customers that obligate the wholesalers, in exchange for fees paid by us, to: (i) manage the variability of their purchases and inventory levels within specified limits based on product demand and (ii) provide us with specific services, including the provision of periodic retail demand information and current inventory levels for our pharmaceutical products held at their warehouse locations. See Note 3. Accounts Receivable, net for further discussion of these reserves.

Medical Device Sales

The Company’s medical device sales consist of domestic and international sales of men’s health products for the treatment of erectile dysfunction. The men’s health products do not require a prescription and include Vacuum Erection Devices, PreBoost, VenoSeal, penile injections (Rx), and urinary tract infection tests. Under Topic 606, the Company recognizes revenue from medical device sales when its performance obligations with its customers have been satisfied. In the contracts with its customers, the Company has identified a single performance obligation to provide medical devices upon receipt of a customer order. The performance obligation is satisfied at a point in time when the Company’s customers obtain control of the medical device, which is typically upon shipment. The Company invoices its customers after the medical devices have been shipped and invoice payments are generally due within 30 days of invoice date for domestic customers and 90 days for international customers.

In determining the transaction price, a significant financing component does not exist since the timing from when the Company delivers the medical devices to when the customers pay for the product is typically less than one year. The Company records medical device sales net of any variable consideration, including but not limited to returns. The Company uses the expected value method when estimating its variable consideration. The identified variable consideration is recorded as a reduction of revenue at the time revenues from the medical device sales are recognized. The Company recognizes revenue to the extent that it is probable that a significant revenue reversal will not occur in a future period. These estimates may differ from actual consideration received. The Company evaluates these estimates each reporting period to reflect known changes.

Product Returns

Consistent with industry practice, the Company maintains a return policy that generally allows its customers to return medical devices and receive credit for products within 90 days of the sale. The provision for returns is based upon the Company’s estimates for future product returns and historical experience. The Company has not made significant changes to the judgments made in applying Topic 606. As of December 31, 2023, and 2022, the reserves for product returns for medical devices were not significant.

Contract Costs

In relation to customer contracts, the Company incurs costs to fulfill a contract but does not incur costs to obtain a contract. These costs to fulfill a contract do not meet the criteria for capitalization and are expensed as incurred. As such, the Company did not have any contract assets at December 31, 2023, and 2022.

Fair Value of Financial Instruments

Certain assets and liabilities are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market.

Level 3 — Unobservable inputs which are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

Financial instruments recognized at historical amounts in the consolidated balance sheets consist of cash, accounts receivable, other current assets, accounts payable, accrued expenses, and other current liabilities. The Company believes that the carrying values of cash, accounts receivable, other current assets, accounts payable, accrued expenses, note payable, and other current liabilities approximate their fair values due to the short-term nature of these instruments.

In connection with the Mergers in December 2020, each security holder of Metuchen received an earnout consideration classified as a derivative liability to be paid in the form of Petros Common Stock. The Company estimated their fair value using a Monte Carlo Simulation approach. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement within the fair value hierarchy. This option expired as of December 31, 2022. See Notes 10 and 20.

In connection with the Private Placement, the Company incurred liabilities related to issued warrants and derivatives arising from embedded features that were not clearly and closely related to the host instruments. The Company estimated the fair value of the warrants and derivative liability utilizing the Black Scholes Model and a Monte Carlo Simulation approach, respectively. These fair value measurements are based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value hierarchy. See Notes 12, 19 and 20.

Accounts Receivable, net

The Company extends credit to its customers on an unsecured basis. Accounts receivable are recorded at the invoiced amount, net of chargebacks, distribution service fees, and cash discounts. Management determines each allowance based on historical experience along with the present knowledge of potentially uncollectible accounts. Expected credit losses are measured at amortized cost, including trade and unbilled receivables, on a collective basis, based on their similar risk characteristics. Expected credits losses are based on historical credit loss experience, review of the current aging or status of accounts receivable and current and forward-looking views from an economic and industry perspective. Receivables are written off when it is determined that amounts are uncollectible. The allowance for credit losses was de minimis as of December 31, 2023, and 2022. See Note 3 Accounts Receivable, net.

Inventories

Inventories consist of finished goods held for sale and raw materials. Inventories are stated at the lower of cost or net realizable value, with cost determined using the first-in, first-out method. Inventories are adjusted for excess and obsolescence. Evaluation of excess inventory includes such factors as expiry date, inventory turnover, and management’s assessment of current product demand. See Note 4 Inventories.

Intangible Assets

The Company accounts for recognized intangible assets at cost. Intangible assets with finite useful lives are amortized over the useful life that the assets are expected to contribute directly or indirectly to future cash flows. Intangible assets are amortized using an accelerated method based on the pattern in which the economic benefits of the assets are consumed. The Company reviews the carrying value and useful lives of its intangible assets with definite lives whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable or the period over which they should be amortized has changed. When indicators of impairment exist, the Company determines whether the estimated undiscounted sum of the future cash flows of such assets is less than their carrying amounts. If less, impairment loss is recognized in the amount, if any, by which the carrying amount of such assets exceeds their respective fair values. The Company evaluates the remaining useful life of each intangible asset that is being amortized during each reporting period to determine whether events and circumstances warrant a revision to the remaining period of amortization. If the estimate of the intangible asset’s remaining useful life has changed, the remaining carrying amount of the intangible asset is amortized prospectively over that revised remaining useful life. During the three months ended September 30, 2022, the Company noted that indicators of impairment existed and prepared an undiscounted cash flow analysis, which indicated, for the Stendra® product an impairment. The Company then prepared a discounted cash flow analysis through December 2029, representing the remaining economic useful life for the Stendra® product resulting in an impairment of approximately $7.5 million. As indicators of impairment exist as of December 31, 2022, the Company prepared an undiscounted cash flow analysis. This analysis includes projections of future revenue and expenses, which if not achieved could result in future impairment charges. These projections include continued significant sales growth based in part on expectation of higher sales volume resulting from increased product availability as a result of the Vivus settlement. Additionally, the Company is planning to invest in research and development pursuant to our Non-Prescription / OTC Strategies related to Stendra®, which we anticipate will dramatically increase product sales in the future, such that if our Stendra OTC strategy is not successful, we may have to partially or fully impair the remaining intangible balance.

The Company’s prepared projections including the undiscounted cash flows of the remaining estimated useful lives through December 2031 for the medical device products. Management continued to analyze the Company’s intangible assets during 2023. Management noted that the Company’s financial results were consistent with the projections used in the December 31, 2022, analysis. Based on its analysis, Management concluded that there were no triggering events noted that would indicate a potential impairment for long-lived assets for any of the two asset groups, Metuchen Pharmaceuticals and TIMM/PTV.

Fixed Assets

Fixed assets consist of furniture and fixtures. Furniture and fixtures are recorded at cost, less accumulated depreciation, and are depreciated on a straight-line basis over its estimated useful life. The Company uses an estimated useful life of 7 years for furniture and fixtures. Depreciation expense for the years ended December 31, 2023, and 2022 was $10,220 and $10,220, respectively.

Leases

The Company accounts for leases in accordance with Accounting Standards Codification (“ASC”) Topic 842. Topic 842 requires organizations to recognize leased assets and liabilities on the balance sheet. The standard also requires disclosures to help investors and other financial statement users better understand the amount, timing and uncertainty of cash flows arising from leases.

The Company determines if an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys to the Company the right to control the use of an explicitly or implicitly identified fixed asset for a period of time in exchange for consideration. Control of an underlying asset is conveyed to the Company if the Company obtains the rights to direct the use of and to obtain substantially all of the economic benefits from using the underlying asset. The Company has lease agreements that include lease and non-lease components, which the Company accounts for as a single lease component for all leases.

Operating lease right-of-use (“ROU”) assets are included in other assets whereas operating lease liabilities are included in other current liabilities and other long-term liabilities on the Company’s consolidated balance sheets. Operating lease ROU assets and operating lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The operating lease payments are recognized as lease expense on a straight-line basis over the lease term. Lease payments included in the measurement of the lease liability are comprised of fixed payments.

Variable lease payments associated with the Company’s leases are recognized when the event, activity, or circumstance in the lease agreement on which those payments are assessed occurs. Variable lease payments are presented in the Company’s consolidated statements of operations in the same line item as expense arising from fixed lease payments for operating leases.

Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheet and the Company recognizes lease expense for these leases on a straight-line basis over the lease term. The Company applies this policy to all underlying asset categories.

Topic 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

The lease term for all of the Company’s leases includes the non-cancellable period of the lease plus any additional periods covered by either a Company option to extend (or not to terminate) the lease that the Company is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor.

See Note 9 Leases

Stock-Based Compensation

The Company accounts for stock-based awards to employees in accordance with applicable accounting principles, which requires compensation expense related to stock-based transactions, including employee stock options and restricted stock units, to be measured and recognized in the consolidated financial statements based on a determination of the fair value of the stock options or restricted stock units. The grant date fair value is determined using the Black-Scholes-Merton (“Black-Scholes”) pricing model for stock options and the closing price per share on the date of the award for restricted stock units. Employee stock option and restricted stock units expense is recognized over the employee’s requisite service period (generally the vesting period of the equity grant), except for performance based milestones which is recognized upon the probability of achievement. The Company accounts for forfeitures as they occur.

The Company’s option pricing model requires the input of highly subjective assumptions, including the volatility and expected term. Any changes in these highly subjective assumptions can significantly impact stock-based compensation expense. See Note 11 Stock Options.

Derivative Financial Instruments

The Company evaluates all its financial instruments to determine if such instruments contain features that qualify as embedded derivatives per ASC 815, Derivatives and Hedging (“ASC 815”). Embedded derivatives must be separately measured from the host contract if all the requirements for bifurcation are met. The assessment of the conditions surrounding the bifurcation of embedded derivatives depends on the nature of the host contract. Bifurcated embedded derivatives are recognized at fair value, with changes in fair value recognized in the statement of operations each period. Bifurcated embedded derivatives are classified with the related host contract in the Company’s balance sheet.

Preferred Stock

The Company records shares of convertible preferred stock at their respective fair values on the dates of issuance, net of issuance costs. The Company concluded that the Series A Preferred Stock is more akin to a debt-type instrument than an equity-type instrument, therefore certain conversion features associated with the convertible preferred stock were deemed to not be clearly and closely related to the host instrument and were bifurcated as a derivative under ASC 815. The Company has applied the guidance in ASC 480-10-S99-3A, SEC Staff Announcement: Classification and Measurement of Redeemable Securities and has therefore classified the Series A convertible preferred stock as mezzanine equity as it redeemable in monthly installments. The Company adjusts the carrying values of the convertible preferred stock by accreting the discount and accruing dividends to the state the convertible preferred stock at redemption value each reporting period.

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815. The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be liability classified and recorded at their initial fair value on the date of issuance and remeasured at fair value and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations. The warrants are classified as liabilities in accordance with ASC 815 as they could be net cash settled in the event of a Fundamental Transaction. The fair value of the warrant liability was estimated using a Black-Scholes approach (see Note 20).

Modification of warrants

The Company applies the guidance in ASC 815-40 to account for warrants that are liability classified that are subsequently modified resulting in a reclassification to equity. The warrants are remeasured at fair value on the modification date, the change in fair value is recognized as a non-cash gain or loss on the statements of operations, and the warrants are reclassified to additional paid-in capital.

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, the Company determines deferred tax assets and liabilities on the basis of the differences between the consolidated financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Company determines that it would be able to realize deferred tax assets in the future in excess of its net recorded amount, the Company would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes. As of December 31, 2023, and 2022, the Company has recorded a full valuation allowance against its deferred tax assets.

The Company records uncertain tax positions in accordance under Accounting Standards Codification (“ASC “) Topic 740, Income taxes (“ASC 740”), on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statement of operations. As of December 31, 2023, and 2022, no accrued interest or penalties are recorded in the consolidated balance sheet.

Contingencies

The Company may be subject to various patent challenges, product liability claims, government investigations and other legal proceedings in the ordinary course of business. Legal fees and other expenses related to litigation are expensed as incurred and included in general and administrative expenses in the consolidated statements of operations.

Shipping Costs

The Company records the costs of shipping related to prescription medication sales in general and administrative expense in its consolidated statements of operations. There were no shipping costs for the years ended December 31, 2023, and 2022.

Shipping costs related to medical devices are recorded as revenue and subsequently deducted as a component of cost of goods sold in the consolidated statements of operations. Shipping costs for the years ended December 31, 2023, and 2022 were $60,216 and $125,368, respectively.

Basic and Diluted Net Loss per Common Share

The Company computes basic net loss per common share by dividing net loss applicable to common stockholders by the weighted average number of shares of common stocks outstanding during the period, excluding the anti-dilutive effects of stock options and warrants to purchase common stocks. The Company computes diluted net loss per common stock by dividing the net loss applicable to common stocks by the sum of the weighted-average number of common stocks outstanding during the period plus the potential dilutive effects of its convertible preferred stocks, stock options and warrants to purchase common stocks, but such items are excluded if their effect is anti-dilutive. In accordance with ASC 260, warrants that are accounted for as liabilities which are potentially dilutive have not been included in diluted earnings per share as they would have been anti-dilutive during the year ended December 31, 2023. Because the impact of these items is anti-dilutive during periods of net loss, there was no difference between the Company’s basic and diluted net loss per stock of common stock for the years ended December 31, 2023, and 2022. See Note 13 Basic and Diluted Net Loss per Common Share.

Recent Accounting Pronouncements

Accounting Pronouncements Adopted

In June 2016, the FASB issued ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments. ASU 2016-13, together with a series of subsequently issued related ASUs, has been codified in Topic 326. Topic 326 establishes new requirements for companies to estimate expected credit losses when measuring certain financial assets, including accounts receivables. The new guidance is effective for fiscal years beginning after December 15, 2022. The Company adopted the new guidance with its fiscal year beginning January 1, 2023. The adoption of ASC 326 did not have a material effect on the Company’s financial statements.

In August 2020, the FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The ASU simplifies the accounting for convertible instruments by removing certain separation models in ASC 470-20, Debt—Debt with Conversion and Other Options, for convertible instruments. The ASU updates the guidance on certain embedded conversion features that are not required to be accounted for as derivatives under Topic 815, Derivatives and Hedging, or that do not result in substantial premiums accounted for as paid-in capital, such that those features are no longer required to be separated from the host contract. Further, the ASU made amendments to the EPS guidance in Topic 260 for convertible debt instruments, the most significant impact of which is requiring the use of the if-converted method for diluted EPS calculation, and no longer allowing the net share settlement method. The ASU also made revisions to Topic 815-40, which provides guidance on how an entity must determine whether a contract qualifies for a scope exception from derivative accounting. The amendments to Topic 815-40 change the scope of contracts that are recognized as assets or liabilities. The Company adopted the new guidance with its fiscal year beginning January 1, 2023. The adoption of ASU 2020-06 did not have a material effect on the company’s financial statements.

Accounting Pronouncements Not Yet Adopted

In November 2023, the Financial Accounting Standards Board (FASB) issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires an enhanced disclosure of significant segment expenses on an annual and interim basis. This guidance will be effective for the annual periods beginning the year ended December 31, 2024, and for interim periods beginning January 1, 2025. Early adoption is permitted. Upon adoption, the guidance should be applied retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating segment expense disclosures related to its annual report for fiscal year 2024.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which improves the transparency of income tax disclosures by requiring consistent categories and greater disaggregation of information in the effective tax rate reconciliation and income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. This guidance will be effective for the annual periods beginning the year ended December 31, 2025. Early adoption is permitted. Upon adoption, the guidance can be applied prospectively or retrospectively. The Company is currently evaluating income tax disclosures related to its annual report for fiscal year 2025.